Non-controlling interests - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-controlling interests
Accretion of redeemable non-controlling interests (Note 20(b))			¥ 1,000			¥ (714)	$ (104)	¥ (1,306)
Percentage of equity interest			2.00%
Decrease in paid-in capital								2,000
Percentage of redeemable noncontrolling interest per annum			49.00%
Non-redeemable non-controlling interests			¥ 14,335					(5,734)
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation								14,335
Redeemable non-controlling interests						40,750		30,500
Suzhou Photon-Matrix
Non-controlling interests
Percentage of equity interest					60.00%
Accretion of redeemable non-controlling interests (Note 20(b))	¥ 10,000
Percentage of equity interest	3.45%
Redemption price	¥ 10,000
Group
Non-controlling interests
Ownership interest			49.17%
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation			¥ (7,178)
Mezzanine equity
Non-controlling interests
Redeemable non-controlling interests		¥ 30,000				¥ 30,500
Suzhou Photon-Matrix
Non-controlling interests
Accretion of redeemable non-controlling interests (Note 20(b))		¥ 30,000		¥ 520	¥ 6,000
Total cash consideration					¥ 4,000			¥ 2,000
Percentage of equity interest		10.71%		2.97%
Decrease in paid-in capital				¥ 105
Percentage of redeemable noncontrolling interest per annum					40.00%
Redemption price		¥ 30,000